Taxes	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Taxes

Note 15 – Taxes

Corporation Income Tax (“CIT”)

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Jowell Global is incorporated in the Cayman Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of the Cayman Islands.

Jowell Tech is incorporated in Hong Kong as a holding company with no activities. Under Hong Kong’s two-tier tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits will be taxed at 8.25%, and the profits above HKD2 million will be taxed at 16.5%. Jowell Tech is not subject to income tax for 2024, 2023 and 2022 because it had no activities within the three years.

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. Each of Shanghai Jowell and Shanghai Juhao is subject to income tax at unified rate of 25%.

The income taxes expense (benefit) consists of the following:

	For the years ended December 31,
	2025	2024	2023

Current income tax expense (benefit)	$70	$(2,506)	$5,355
Deferred income taxes expense	478,411	30,582	129,761
Total	$478,481	$28,076	$135,116

Loss before provision for income taxes is attributable to the following geographic locations:

	For the years ended December 31,
	2025	2024	2023

PRC	$(4,748,506)	$(7,378,833)	$(10,597,746)
Cayman and Hong Kong	(1,051,439)	(595,735)	(787,071)
Total	$(5,799,945)	$(7,974,568)	$(11,384,817)

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended December 31,
	2025	2024	2023

China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in other jurisdictions	(5.6)%	(1.9)%	(1.7)%
Change of valuation allowance	(27.2)%	(23.3)%	(24.2)%
Non-deductible expenses-permanent difference	(0.5)%	(0.2)%	(0.2)%
Effective tax rate	(8.3)%	(0.4)%	(1.2)%

Components of deferred tax assets was as follows:

	December 31,	December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforward	$7,413,930	$7,230,751
Inventory reserve	264,806	288,014
Allowance for credit losses	192,051	189,473
Valuation allowance	(7,868,635)	(7,230,751)
Total	$2,152	$477,487

As of December 31, 2025 and 2024, the valuation allowance was $7,868,635 and $7,230,751, respectively. The Company’s management reviews this valuation allowance periodically and makes adjustments as necessary.

Taxes Payable

The Company’s taxes payable consists of the following:

	December 31, 2025	December 31, 2024

VAT tax payable	$71,777	$15,579
Income tax payable	70	-
Other taxes payable	15,750	55,583
Total	$87,597	$71,162